Repurchase Agreements	12 Months Ended
Dec. 31, 2011
Repurchase Agreements Disclosure [Abstract]
REPURCHASE AGREEMENTS

NOTE 9 – REPURCHASE AGREEMENTS

Repurchase agreements generally mature within 30 days from the transaction date. Information concerning repurchase agreements is summarized as follows:

	2011	2010	2009
Average balance during the year	$9,071	$8,032	$7,442
Average interest rate during the year	0.15%	0.15%	0.26%
Maximum month-end balance during the year	$11,114	$12,083	$8,965
Weighted average rate at year-end	0.15%	0.15%	0.25%